CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Cash dividends declared (in dollars per share)	$ 0.72	$ 0.60	$ 0.42
Repurchase of shares of common stock (in shares)	1,204,688	587,969
Issuance of shares of common stock (in shares)	71,799	152,549	27,046
Share based compensation, common stock (in shares)	92,275	80,028	71,256
Share based compensation withholding obligation, common stock (in shares)	57,468	108,185	22,525